ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qi’ang Information & Technology Co., Ltd. (“Qi’ang”)	December 27, 2022	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC

Schedule of financial information of VIEs

	December 31,	December 31,
	2022	2023
	RMB	RMB
ASSETS
Cash and cash equivalents	6,437,420	4,037,256
Restricted cash	2,328,673	2,148,303
Short term investments	57,000	15,000
Security deposit prepaid to third-party guarantee companies	396,699	207,071
Funds receivable from third party payment service providers	1,158,781	1,603,419
Accounts receivable and contract assets, net	1,672,232	2,282,190
Financial assets receivable, net	2,982,076	2,522,543
Amounts due from related parties	280,199	13,056
Loans receivable, net	5,404,966	15,286,172
Prepaid expenses and other assets	239,522	216,087
Accounts receivable and contract assets, net-noncurrent	261,060	135,300
Financial assets receivable, net-non current	688,843	596,330
Amounts due from related parties, non-current	32,529	4,178
Loans receivable, net-noncurrent	2,625,150	2,629,790
Property and equipment, net	39,840	211,041
Land use rights, net	998,185	977,461
Intangible assets	4,087	4,096
Deferred tax assets	951,258	1,005,666
Other non-current assets	37,839	23,327
Total Assets	26,596,359	33,918,286

LIABILITIES
Accrued expenses and other current liabilities	1,655,653	1,805,929
Amounts due to related parties	113,697	80,376
Short term loans	150,000	798,586
Guarantee liabilities-stand ready	4,120,346	3,949,601
Guarantee liabilities-contingent	3,418,391	3,207,264
Income tax payable	614,687	648,893
Other tax payable	149,570	126,765
Deferred tax liabilities	77,942	69,477
Other long-term liabilities	32,708	95,638
Total liabilities	10,332,994	10,782,529

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Net revenue	13,674,223	12,983,458	12,902,396
Net income	5,462,150	2,443,983	3,178,907

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Net cash provided by operating activities	5,431,654	3,891,528	4,406,482
Net cash used in investing activities	(1,427,958)	(6,750,277)	(11,176,472)
Net cash provided by (used in) financing activities	359,082	(578)	721,352